Quarterly Financial Data	12 Months Ended
Jun. 30, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

(20) QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents the unaudited quarterly results for the year-ended June 30, 2011:

	2011 Quarter Ended
	September 30	December 31	March 31	June 30		Total
Revenue	$62,926 (1)	$72,287 (2)	$74,182	$77,840		$287,235
Operating costs and expenses:
Operating costs, excluding depreciation and amortization	17,038 (1)	17,904 (2)	18,389	18,197		71,528
Selling, general and administrative expenses	20,284 (1)	23,938 (2)	23,201	22,423		89,846
Stock-based compensation	5,131	1,859	21,826 (3)	(4,506	)(4)	24,310
Depreciation and amortization	11,809	15,881	16,209	16,564		60,463

Total operating costs and expenses	54,262	59,582	79,625	52,678		246,147

Operating income/(loss)	8,664	12,705	(5,443)	25,162		41,088

Other income (expense):
Interest expense	(6,257)	(9,032)	(9,004)	(9,121)		(33,414)
Other (expense)/ income, net	(161)	(16)	69	(18)		(126)

Total other expense, net	(6,418)	(9,048)	(8,935)	(9,139)		(33,540)

Earnings/(loss) from continuing operations before income taxes	2,246	3,657	(14,378)	16,023		7,548
(Provision) for income taxes	(2,800)	(2,094)	(2,583)	(5,065)		(12,542)

(Loss)/earnings from continuing operations	$(554)	$1,563	$(16,961)	$10,958		$(4,994)
Earnings from discontinued operations, net of income taxes	281	317	301	—		899

Net (loss) earnings	$(273)	$1,880	$(16,660)	$10,958		$(4,095)

(1)

The Company realized an increase in revenue beginning July 1, 2010 as a result of the acquisition of AGL. As a result of the acquisition the Company incurred additional operating and selling, general and administrative expenses attributed to the additional revenues associated with the acquisition.

(2)

The Company realized an increase in revenue beginning October 1, 2010 as a result of the merger with AFS. As a result of the merger the Company incurred additional operating and selling, general and administrative expenses attributed to the additional revenues associated with the acquisition.

(3)

Stock-based compensation expense increased significantly during the quarter ended March 31, 2011 as a result of an increase in the estimated value of the common units granted to the Company's employees and additional units vesting during the quarters. See Note 14 — Stock Compensation.

(4)

The Company recorded a reduction to stock-based compensation expense during the quarter ended June 30, 2011 as a result of the issuance of Class E common units during the quarter which diluted the value of earlier common unit issuances. See Note 14 — Stock Compensation.

The following table presents the unaudited quarterly results for the year-ended June 30, 2010:

	2010 Quarter Ended
	September 30	December 31		March 31		June 30		Total
						(Restated)		(Restated)
Revenue	$39,469	$52,156	(1)	$52,687		$55,018		$199,330
Operating costs and expenses:
Operating costs, excluding depreciation and amortization	11,825	17,150	(1)	16,941		16,772		62,688
Selling, general and administrative expenses	14,873	17,039	(1)	16,794		17,205		65,911
Stock-based compensation	845	588		11,799	(2)	4,936	(2)	18,168
Depreciation and amortization	8,384	10,088		9,889		10,377		38,738

Total operating costs and expenses	35,927	44,865		55,423		49,290		185,505

Operating income/(loss)	3,542	7,291		(2,736)		5,728		13,825

Other income (expense):
Interest expense	(3,570)	(3,241)		(4,449)		(7,432	)(3)	(18,692)
Other income	5	—		1,001		520		1,526
Loss on extinguishment of debt	—	—		(5,881	)(3)	—		(5,881)

Total other (expense)/income, net	(3,565)	(3,241)		(9,329)		(6,912)		(23,047)

(Loss)/earnings from continuing operations before income taxes	(22)	4,051		(12,065)		(1,186)		(9,222)
Provision for income taxes	651	1,127		210		2,835		4,823

(Loss)/earnings from continuing operations	$(673)	$2,924		$(12,275)		$(4,021)		$(14,045)
Earnings from discontinued operations, net of income taxes	2,271	1,130		1,490		534		5,425

Net earnings/(loss)	$1,598	$4,054		$(10,785)		$(3,487)		$(8,620)

(1)

The Company realized an increase in revenue beginning September 9, 2009 as a result of the acquisition of Fibernet. As a result of the acquisition the Company incurred additional operating and selling, general and administrative expenses attributed to the additional revenues associated with the acquisition.

(2)

Stock-based compensation expense increased significantly during the quarters ended March 31, 2010 and June 30, 2010 as a result of an increase in the value of the common units granted to the Company's employees and additional units vesting during these quarters. See Note 14 — Stock Compensation.

(3)

Interest expense increased during the quarter ended June 30, 2010 primarily as a result of the notes offering which closed on March 12, 2010. Interest expense increased as a result of the higher interest rates on the notes as compared to the senior debt which was repaid on March 12, 2010 and as a result of the larger debt balance during the quarter. As a result of paying off the senior notes with the proceeds from the notes offering, the Company wrote off $5,881 in unamortized debt issuance costs during the quarter ended March 31, 2010. See Note 10 — Long Term Debt.